CMG Mauldin Solutions Core Fund
FUND SUMMARY: CMG Mauldin Solutions Core Fund
Investment Objective:
The Fund seeks capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CMG Mauldin Solutions Core Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CMG Mauldin Solutions Core Fund		Class A Shares	Class I Shares
Management Fees		1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.50%	0.50%
Acquired Fund Fees and Expenses	[2]	0.20%	0.20%
Total Annual Fund Operating Expenses		2.00%	1.75%
[1]	Restated to reflect current expenses.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are the average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - CMG Mauldin Solutions Core Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	766	1,166	1,591	2,768
Class I Shares	178	551	949	2,062

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 248% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests across various asset classes and sectors of the US, foreign and emerging markets equity and fixed income markets. The Fund’s principal investment objective is capital appreciation. The Fund’s adviser, CMG Capital Management Group (the “Adviser”), delegates execution of the Fund’s investment strategy to the Fund’s sub-adviser, Mauldin Solutions (the “Sub-Adviser”). The Sub-Adviser evaluates market data and information from various research providers to invest the Fund’s assets creating a flexible tactical asset allocation portfolio. In following the Sub-Adviser’s growth style of investing, the Sub-Adviser focuses on securities of companies with favorable prospects for earnings growth and capital appreciation. For value investing, the Sub-Adviser considers fundamental analysis in determining whether or not the issuer’s securities are overvalued or undervalued in the Sub-Adviser’s opinion. In pursuing momentum-based investing, the Sub-Adviser seeks to take advantage of trends in market prices.

The Sub-Adviser seeks to achieve the Fund’s investment objective by investing in US, foreign and emerging markets equities of any capitalization during sustained equity market rallies and investing defensively in US Treasury securities and other fixed income securities during periods of weakness in equity markets. The fixed income securities in which the Fund invests are US government securities and investment grade and non-investment grade (“junk bonds”) US, foreign and emerging market corporate debt of any maturity. The Fund achieves its equity and fixed income market exposures principally through investing in exchange-traded funds (ETFs), open-end funds and closed-end funds (“Underlying Funds”). During periods of equity market weakness, the Fund may hold significant investments in US Treasury securities and money market funds. While the Fund will normally hold a mix of both equity Underlying Funds and fixed income Underlying Funds, it is possible that the Fund, from time to time, may solely invest in either equity or fixed income Underlying Funds.

To determine equity market strength and the allocation of the Fund’s assets between equities and fixed income, the Sub-Adviser analyzes and evaluates the research data and market reports of multiple research providers selected by the Sub-Adviser. These reports and data include tactical research that focuses on specific asset classes, sectors, investment styles and other market exposures. The Sub-Adviser intends to use research data and market reports developed by the Adviser in formulating its investment strategy. The Sub-Adviser will provide normal and customary fees to the Adviser for such services.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Credit Risk: Credit risk is the risk that the issuer of a security and other instrument will not be able to make principal and interest payments when due. Credit risk may be substantial for the Fund.

• Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• High Yield (Junk) Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Foreign Emerging Market Risk: In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• Foreign Exposure Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Management Style Risk: The Sub-Adviser’s tactical asset allocation methodology may produce incorrect judgments about the attractiveness, relative value and potential appreciation of a particular investment. The Adviser’s judgments about the investment management skill of the Sub-Adviser may prove to be incorrect.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return.

• Stock Market Risk: Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Smaller and Mid Company Risk: Smaller and mid-sized companies may experience higher failure rates than do larger companies. Securities of smaller and mid-sized companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price.

• Underlying Funds Risk: Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. Each other investment company is subject to specific risks, depending on the nature of the fund. Closed-end funds and ETFs may trade at a discount to their net asset value. Closed-end fund and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s Class A returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class I shares, which are not presented, will vary from the returns for Class A shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. The performance bar chart and table reflect the Fund’s performance under its previous subadviser and previous principal investment strategies. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-CMG-9456 or visiting www.cmgmutualfunds.com.

Class A Share Annual Total Return For Calendar Years Ended December 31 (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)

Best Quarter:	4th Quarter 2014	1.75%
Worst Quarter:	3rd Quarter 2015	(3.84)%
The year-to-date return as of the most recent fiscal quarter, which ended June 30, 2017, was 7.57%.
Performance Table Average Annual Total Returns (For period ended December 31, 2016)
Average Annual Total Returns - CMG Mauldin Solutions Core Fund		Label	One Year	Since Inception	Inception Date
Class A Shares		Return before taxes	(11.49%)	(1.21%)	May 15, 2013
Class A Shares | Return after taxes on distributions			(11.66%)	(1.47%)
Class A Shares | Return after taxes on distributions and sale of Fund Shares			(6.36%)	(0.92%)
Class I Shares		Return before taxes	(5.88%)	0.68%	May 15, 2013
MSCI AC Country World Index Gross (reflects no deduction for fees, expenses, or taxes)	[1]		8.48%	5.74%
Morningstar Moderate Target Risk TR Index (reflects no deduction for fees, expenses, or taxes)	[2]		8.57%	4.76%
[1]	The MSCI All Country World Index (MSCI ACWI) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.
[2]	The Morningstar Moderate Target Risk Index is a rules-based index based on a well-established asset allocation methodology from Ibbotson Associates, a Morningstar company. The index seeks to provide both capital appreciation and income. This index tends to hold larger positions in stocks than conservative-allocation portfolios. The index typically has 50-70% of assets in equities. The index is rebalanced annually.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”); after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.

CMG Tactical Bond Fund
FUND SUMMARY: CMG Tactical Bond Fund
Investment Objective:
The Fund’s objective is to generate total returns over a complete market cycle through capital appreciation and income.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 24 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CMG Tactical Bond Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CMG Tactical Bond Fund		Class A Shares	Class I Shares
Management Fees		0.95%	0.95%
Distribution and Service (12b-1) Fees		0.40%	none
Other Expenses		0.47%	0.52%
Acquired Fund Fees and Expenses	[1]	0.48%	0.48%
Total Annual Fund Operating Expenses		2.30%	1.95%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - CMG Tactical Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	795	1,252	1,734	3,059
Class I Shares	198	612	1,052	2,275

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 1,268% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Fund invests (long or short) at least 80% of its assets in bond instruments (“80% investment policy”), directly or by investing in other mutual funds or exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) which invest primarily in high yield bonds and other high yield fixed income securities. The Fund defines bond instruments to include: (i) bills, (ii) notes, (iii) debentures, (iv) bonds, (v) mortgage-backed securities (“MBS”), (vi) asset-backed securities (“ABS”), (vii) preferred stocks, (viii) loan participation interests, (ix) any other debt or debt-related securities of any maturities, whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof or corporate entities, and having fixed, variable, floating or inverse floating rates, (x) fixed income options and (xi) other evidences of indebtedness. High yield fixed income securities are those that are rated below investment grade; i.e., rated lower than Baa3 or lower than BBB- by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”) respectively. The 80% investment policy can be changed without shareholder approval; however, shareholders would be given at least 60 days’ prior notice.

The Fund’s investment adviser (the “Adviser”) adjusts the Fund’s portfolio to obtain maximum total return (income and price appreciation) in up trending high yield bond markets and focuses on capital preservation in down trending price environments, in seeking to achieve the Fund’s objective of generating total returns over a complete market cycle (full periods of rising and falling interest rates from a bull market to bear market and back again). The Adviser utilizes its proprietary risk management “Asset Allocation Program” in managing the Fund. In down trending price environments, the Fund can also invest in put and call options as a means to protect (hedge) the portfolio’s high yield bond exposure and/or move its high yield bond exposure temporarily to cash or short-term cash equivalents in an attempt to mitigate market declines as well as lower portfolio volatility.

The Fund invests in fixed income securities that are sometimes referred to as “high yield” or “junk” bonds. The Fund defines high yield bonds as those rated lower than Baa3 by Moody’s or lower than BBB- by S&P, or determined to be of similar quality by the Fund’s Adviser. Such securities are considered speculative investments that carry greater risk of default. Because high yield bonds have a historically high correlation to equity markets, in particular to small cap stocks, the Fund may be indirectly exposed to the same risks as the stock market in general.

The Fund may hold U.S. Government securities or cash equivalents for collateralization obligations, to pay redemption requests or while pending investment. The Fund may invest in a wide range of instruments, markets and asset classes, including but not limited to U.S. securities), Underlying Funds and derivative investments such as futures and options. Derivative investments may be used by the Adviser for hedging purposes or for speculative purposes. The Fund (or the Underlying Funds in which the Fund may invest) may sell securities short or leverage its assets through borrowings for investment purposes. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent trading of the Fund’s portfolio in pursuing the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers.

• Derivatives Risk – The Fund may use derivatives (options) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Fixed Income Risk – The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

• High-Yield Bond Risk – Lower-quality bonds, known as “high yield” or “junk” bonds, are considered highly speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. Market prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leverage Risk – The use of leverage, such as borrowing money to purchase securities, will magnify the Fund’s gains or losses.

• Limited History of Operations Risk – The Fund is a relatively new mutual fund and has a limited history of operations for investors to evaluate.

• Liquidity Risk – The markets for high-yield, convertible and certain lightly traded equity securities (particularly small cap issues) are often not as liquid as markets for higher-rated securities or large cap equity securities. Accordingly, these secondary markets (generally or for a particular security) could contract under real or perceived adverse market or economic conditions. These factors may have an adverse effect on the Fund’s ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

• Management Style Risk – The Adviser’s judgment about the potential appreciation of a particular security or currency in which the Fund invests or calls it writes may prove to be incorrect.

• Non-Diversification Risk – The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities and derivatives held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which will reduce the Fund’s return. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Sector Risk – The Fund’s investments in a sector bear the risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.

• Short Selling Risk – The Fund (and the Underlying Funds) may engage in short selling activities, which are more risky than “long” positions (purchases) because the cost of the replacement security or instrument is unknown.

• Underlying Funds Risk – Underlying Funds in which the Fund invests are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class A shares, which are not presented, will vary from the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-CMG-9456 or visiting www.cmgmutualfunds.com.

Class I Share Annual Total Return For Calendar Years Ended December 31 (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)

Best Quarter:	3rd Quarter 2016	2.45%
Worst Quarter:	3rd Quarter 2015	(3.00)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2017, was 2.17%.
Performance Table Average Annual Total Returns (For period ended December 31, 2016)
Average Annual Total Returns - CMG Tactical Bond Fund		Label	One Year	Since Inception	Inception Date
Class I Shares		Return before taxes	6.05%	1.34%	Oct. 06, 2014
Class I Shares | Return after taxes on distributions			5.29%	0.19%
Class I Shares | Return after taxes on distributions and sale of Fund Shares			3.42%	0.49%
Class A Shares		Return before taxes	(0.61%)	(3.62%)	Oct. 06, 2014
Bloomberg Barclays US Corporate High Yield Index	[1]		17.13%	4.29%
[1]	The Bloomberg Barclays U.S. Corporate High Yield Index is a market value-weighted index which covers the U.S. non-investment grade fixed-rate debt market. Investors cannot invest directly in an index or benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”); after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.

CMG Tactical All Asset Strategy Fund
FUND SUMMARY: CMG Tactical All Asset Strategy Fund
Investment Objective:
The Fund’s investment objective is capital appreciation.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 24 of the Fund’s Prospectus and in Purchases, Redemptions and Pricing of Shares on page 15 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CMG Tactical All Asset Strategy Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CMG Tactical All Asset Strategy Fund		Class A Shares	Class I Shares
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.53%	0.53%
Acquired Fund Fees and Expenses	[1]	0.30%	0.30%
Total Annual Fund Operating Expenses		1.83%	1.58%
[1]	Acquired Fund Fees and Expenses are the average indirect costs of investing in other investment companies; i.e., mutual funds, closed-end funds and exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - CMG Tactical All Asset Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	750	1,117	1,508	2,599
Class I Shares	161	499	860	1,878

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 451% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser seeks to achieve the Fund’s investment objective principally through investing in exchange traded funds (“ETFs”), including inverse and leveraged ETFs, that invest in the following asset classes: (1) U.S., foreign and emerging market common stocks of any capitalization; (2) commodities and commodity-related sectors; (3) fixed income securities of any maturity including high yield (“junk”) bonds, U.S. Government bonds, inflation-protected bonds and bonds issued by foreign and emerging market issuers; and (4) alternative assets such as currencies, real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded.

The Fund’s adviser utilizes a model-driven investment process that evaluates a global universe of ETFs in determining the Fund’s portfolio. The adviser’s model ranks each potential ETF investment option based on the price data of each ETF using proprietary relative strength and momentum indicators. ETFs with the highest rankings are selected for investment and periodically re-evaluated. The adviser seeks to adjust allocations within the Fund’s portfolio to capitalize on opportunities across global equity, commodity and commodity related, fixed income and alternative asset markets. An ETF is sold by the adviser when it is no longer considered to be the highest rated fund by the adviser’s model for that asset class. ETFs selected by the adviser for investment may have different policies and restrictions than those of the Fund.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears directly or indirectly through investments in ETFs:

• Commodities Risk – Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers. In determining the credit quality of fixed income securities, the Fund relies in part upon rating agencies which assign ratings based on their analysis of the issuer’s financial condition, economic and debt characteristics, and specific revenue sources securing the bond. There is additional risk that the national credit rating agencies may be wrong in their determination of an issuer’s financial condition, or the risks associated with a particular security. A change in either the issuer’s credit rating or the market’s perception of the issuer’s business prospects will affect the value of its outstanding securities. Ratings are not a recommendation to buy, sell or hold and may be subject to review, revision, suspension or reduction, or may be withdrawn at any time.

• Currency Risk – If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

• Derivatives Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

• ETF Risk – ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. Certain restrictions of the Investment Company Act of 1940 may limit the Fund’s assets that can be invested in any one ETF. This limit may prevent the Fund from allocating its investments in the manner the adviser considers optimal, or cause the adviser to select an investment other than that which the adviser considers optimal.

• Fixed-Income Risk – When the Fund invests in fixed-income, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Defaults by fixed income issuers will also harm performance.

• Foreign Emerging Market Risk – In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• Foreign Exposure Risk – Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Foreign Investment Risk – The Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Futures Risk – The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index.

• High Yield Risk – Lower-quality bonds, known as “high yield” or “junk” bonds, are considered highly speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. Market prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Inverse Risk – Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Fund’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect. Inverse ETFs may employ leverage, which magnifies the changes in the underlying stock index upon which they are based. Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

• Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Management Style Risk – The Adviser’s judgments about the potential appreciation of a particular security in which the Fund invests may prove to be incorrect.

• Master-Limited Partnership Risk – Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

• No History of Operations Risk – The Fund is a new mutual fund and has no history of operations for investors to evaluate.

• Non-Diversification Risk – As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return.

• Real Estate Investment Trust (REIT) Risk – Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

• Small and Mid-Cap Company Risk – Stocks of small and mid -capitalization companies may be subject to more abrupt price movements than those of larger, more established companies and may be less liquid. Small and mid-sized companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group.

• Sector Risk – Sector risk is the possibility that investments within the same sector of the market (such as, but not necessarily including the financial sector, technology sector, energy sector or real estate sector) will decline in price due to sector specific market or economic developments. If the adviser invests a significant portion of the Fund’s assets in a particular sector, the Fund is subject to the risk that those investments are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the market segment. The sectors in which the Fund may be over-weighted will vary.

• Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling 1-866-CMG-9456 or visiting www.cmgmutualfunds.com.